CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Common Stock [Member]		Additional paid-in capital [Member]		Retained earnings [Member]	Accumulated other comprehensive income (loss), net [Member] [1]	Capital fund related to non-controlling interest [Member]	Treasury shares [Member]	Total
Balance at Dec. 31, 2018		$ 371		$ 153,593		$ 360,731	$ (3,177)	$ (5,587)	$ (39,430)	$ 466,501
Balance, shares at Dec. 31, 2018		34,363,211
Other comprehensive loss		$ 0		0		0	(111)	0	0	(111)
Net income attributable to controlling interest		0		0		12,862	0	0	0	12,862
Equity-based compensation expense related to employees	[2]	0		3,632		0	0	0	0	3,632
Dividend paid		0		0		(5,160)	0	0	0	(5,160)
Cashless exercise of options and RSUs			[3]		[3]	0	0	0	0	0
Cashless exercise of options and RSUs, shares		34,565
Balance at Dec. 31, 2019		$ 371		157,225		368,433	(3,288)	(5,587)	(39,430)	477,724
Balance, shares at Dec. 31, 2019		34,397,776
Other comprehensive loss		$ 0		0		0	4,371	0	0	4,371
Net income attributable to controlling interest		0		0		7,218	0	0	0	7,218
Equity-based compensation expense related to employees	[2]	0		2,858		0	0	0	0	2,858
Dividend paid		0		0		(4,821)	0	0	0	(4,821)
Cashless exercise of options and RSUs			[3]		[3]	0	0	0	0	0
Cashless exercise of options and RSUs, shares		39,520
Balance at Dec. 31, 2020		$ 371		160,083		370,830	1,083	(5,587)	(39,430)	$ 487,350
Balance, shares at Dec. 31, 2020		34,437,296								34,437,296
Other comprehensive loss		$ 0		0		0	(1,787)	0	0	$ (1,787)
Net income attributable to controlling interest		0		0		18,966	0	0	0	18,966
Equity-based compensation expense related to employees	[2]	0		1,846		0	0	0	0	1,846
Adjustment to redemption value of the non-controlling interest		0		0		(1,399)	0	0	0	(1,399)
Dividend paid		0		0		(10,681)	0	0	0	(10,681)
Cashless exercise of options and RSUs			[3]		[3]	0	0	0	0	0
Cashless exercise of options and RSUs, shares		35,774
Balance at Dec. 31, 2021		$ 371		$ 161,929		$ 377,716	$ (704)	$ (5,587)	$ (39,430)	$ 494,295
Balance, shares at Dec. 31, 2021		34,473,070								34,473,070

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation, hedging transactions and marketable securities.
[2]	See also Note 13.
[3]	Less than $1.